SHARE CAPITAL (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure Of Share Capital Information [Abstract]
Disclosure of detailed information about number and weighted average exercise prices of share options
Stock options
The following table summarizes changes in the Company’s outstanding stock options for the year ended August 31, 2022:

	NUMBER	WEIGHTED AVERAGE EXERCISE PRICE
Balance - August 31, 2021	7,797,273	3.84
Granted	5,477,000	$1.55
Exercised	(100,799)	$0.70
Cancelled / Forfeited	(754,981)	$5.18
Expired	(1,367,554)	$2.77
Balance - August 31, 2022	11,050,939	$2.77

Disclosure of detailed information about range of exercise prices of outstanding share options
The following is a summary of the outstanding stock options as at August 31, 2022:

OPTIONS OUTSTANDING			OPTIONS EXERCISABLE
Range of Exercise Prices	Quantity Outstanding	Weighted Average Remaining Contractual Life (years)	Quantity Exercisable
$0.30 - $1.93	5,583,849	9.0	2,371,562
$1.94 - $2.22	1,045,000	7.9	757,500
$2.23 - $2.56	120,000	8.2	79,466
$2.57 - $3.18	1,177,578	7.4	829,178
$3.19 - $3.68	1,016,400	7.2	864,400
$3.69 - $5.08	1,056,011	6.2	1,056,011
$5.09 - $11.27	1,052,101	6.5	1,052,101
	11,050,939	8.1	7,010,218

Disclosure of detailed information about stock option valuation assumptions
The following inputs were used for the year ended August 31, 2022 and 2021:

	AUGUST 31, 2022	AUGUST 31, 2021
Risk free interest rate	1.18% - 2.98%	0.42% - 1.62%
Expected life of options	5.0 - 6.0 years	5.0 - 6.5 years
Expected annualized volatility	85% - 89%	68% - 98%
Expected dividend yield	—	—
Forfeiture rate	11.4% - 11.7%	7.5% - 11.4%

Disclosure of detailed information about number and weighted average exercise prices of restricted stock unit
The following table summarizes the movements in the Company’s outstanding RSUs:

NUMBER
Balance - August 31, 2021	1,186,172
Granted	1,444,678
Exercised	(259,000)
Cancelled / Forfeited	(26,073)
Balance - August 31, 2022	2,345,777

Disclosure of detailed information about number and weighted average exercise prices of performance share units
The following table summarizes the movements in the Company’s outstanding PSUs:

NUMBER
Balance - August 31, 2021	471,847
Granted	188,273
Exercised	(74,331)
Cancelled / Forfeited	(320,918)
Balance - August 31, 2022	264,871